Short Term Investments - Summary of Short Term Investments (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Short term investments1 [abstract]
Short term investments	€ 10,653	€ 34,230
Total	€ 10,653	€ 34,230